Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee Income From Financial Services [Abstract]
Net income	S/ 5,136,000	S/ 4,875,000	S/ 7,633,000